SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (10,866,396)	$ (1,389,724)	$ 162,229
Adjustments to reconcile net income to net cash used in operating activities:
Provision of allowance for doubtful accounts, net	514,226	52,645	(44,085)
Interest accrual and amortization of discount for convertible debt	149,179
Amortization of long-term prepaid expenses	326,274
Amortization of deferred stock compensation	2,091,864
Shares issued for compensation	3,063,600
Decrease in fair value	(33,348)
Impairment of intangible asset	1,250,000	0	0
Gain on acquisition of a subsidiary	(139,724)
Amortization of finance lease right of use assets	256,000
Changes in operating assets and liabilities:
Accounts receivable	(739,537)	(3,032,651)	1,081,496
Accounts payable	(930,203)	1,643,599	174,802
Advance from customers	1,484,527	227,532	(114,405)
Accrued expenses and other liabilities	239,862	50,671	(50,868)
Long-term prepaid expenses	(2,350,000)
Net cash (used in) provided by operating activities	(5,718,817)	(135,646)	391,876
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of intangible assets	(2,300,000)
Net cash used in investing activities	(2,286,365)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debt	1,740,267
Gross proceeds from IPO	10,350,000
Payment for finance lease liability	(1,280,000)
Deferred issuance costs	1,747,188	33,845	92,533
Net cash provided by (used in) financing activities	9,359,595	10,867	(152,913)
Net increase (decrease) in cash and cash equivalents	1,348,608	(109,321)	222,896
Cash and cash equivalents, beginning of the year	415,280	524,601	301,705
Cash and cash equivalents, end of the year	1,763,888	415,280	524,601
Parent | Reportable Legal Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(10,824,582)	(1,477,813)	162,229
Adjustments to reconcile net income to net cash used in operating activities:
Equity in loss (earnings) of subsidiaries	1,861,013	1,801,356	$ (162,229)
Provision of allowance for doubtful accounts, net	9,078	6,250
Interest accrual and amortization of discount for convertible debt	149,179
Amortization of long-term prepaid expenses	326,274
Amortization of deferred stock compensation	2,091,864
Shares issued for compensation	3,063,600
Decrease in fair value	(33,348)
Amortization of intangible asset	250,000
Impairment of intangible asset	1,250,000
Gain on acquisition of a subsidiary	(139,724)
Amortization of finance lease right of use assets	256,000
Changes in operating assets and liabilities:
Accounts receivable	150,000	(650,000)
Accounts payable	327,939	320,000
Advance from customers	295,302
Accrued expenses and other liabilities	60,500
Long-term prepaid expenses	(2,997,939)
Net cash (used in) provided by operating activities	(3,904,844)	(207)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of intangible assets	(2,300,000)
Loans to subsidiaries	(1,580,082)
Investment into a subsidiary	(17,158)	(4,494)
Net cash used in investing activities	(3,897,240)	(4,494)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debt	1,740,267
Gross proceeds from IPO	10,350,000
Payment for finance lease liability	(1,280,000)
(Repayment to) proceeds from a related party	(10,000)	40,455
Deferred issuance costs	(1,747,188)	(33,845)
Net cash provided by (used in) financing activities	9,053,079	6,610
Net increase (decrease) in cash and cash equivalents	1,250,995	1,909
Cash and cash equivalents, beginning of the year	1,909
Cash and cash equivalents, end of the year	$ 1,252,904	$ 1,909